Quarterly Holdings Report
for
Fidelity® International Index Fund
May 31, 2022
SPI-NPRT1-0722
1.816029.117
Common Stocks - 94.7%
	Shares	Value ($)
Australia - 7.6%
Ampol Ltd.	584,230	13,986,936
APA Group unit	2,892,672	23,624,039
Aristocrat Leisure Ltd.	1,477,506	35,828,624
ASX Ltd.	474,625	27,521,662
Aurizon Holdings Ltd.	4,512,739	13,019,040
Australia & New Zealand Banking Group Ltd.	6,873,531	123,215,977
BHP Group Ltd.	12,410,981	397,329,695
BlueScope Steel Ltd.	1,201,821	15,697,261
Brambles Ltd.	3,517,260	27,411,677
Cochlear Ltd.	161,257	25,803,445
Coles Group Ltd.	3,275,809	41,211,002
Commonwealth Bank of Australia	4,183,453	313,315,337
Computershare Ltd.	1,332,113	22,178,989
Crown Ltd. (a)	913,081	8,413,700
CSL Ltd.	1,180,969	229,751,736
Dexus unit	2,636,896	19,832,021
Dominos Pizza Enterprises Ltd.	148,539	7,337,210
Endeavour Group Ltd.	3,293,125	17,157,639
Evolution Mining Ltd.	4,493,870	12,384,099
Fortescue Metals Group Ltd.	4,151,678	59,916,774
Goodman Group unit	4,122,184	60,792,764
IDP Education Ltd.	511,785	8,840,490
Insurance Australia Group Ltd.	6,043,532	18,953,305
Lendlease Group unit	1,688,705	13,052,154
Macquarie Group Ltd.	893,537	119,259,085
Medibank Private Ltd.	6,751,817	15,602,322
Mineral Resources Ltd.	416,693	19,093,687
Mirvac Group unit	9,665,993	15,677,168
National Australia Bank Ltd.	7,928,056	177,739,212
Newcrest Mining Ltd.	2,182,595	38,271,436
Northern Star Resources Ltd.	2,856,467	18,346,995
Orica Ltd.	1,002,305	11,645,535
Origin Energy Ltd.	4,317,851	21,226,135
Qantas Airways Ltd. (a)	2,265,710	8,959,187
QBE Insurance Group Ltd.	3,628,455	31,325,648
Ramsay Health Care Ltd.	448,908	25,183,155
REA Group Ltd.	129,561	10,470,416
Reece Ltd.	554,302	6,376,651
Rio Tinto Ltd.	910,088	74,750,117
Santos Ltd.	7,888,328	45,908,396
Scentre Group unit	12,724,925	26,208,962
SEEK Ltd.	824,300	14,345,303
Sonic Healthcare Ltd.	1,117,317	29,395,548
South32 Ltd.	11,398,951	40,902,286
Stockland Corp. Ltd. unit	5,852,479	16,800,126
Suncorp Group Ltd.	3,095,450	25,213,454
Telstra Corp. Ltd.	10,080,942	28,070,202
The GPT Group unit	4,696,301	16,211,145
The Lottery Corp. (a)	5,456,785	18,562,133
Transurban Group unit	7,528,114	77,634,658
Treasury Wine Estates Ltd.	1,769,710	15,113,385
Vicinity Centres unit	9,486,449	12,867,026
Washington H. Soul Pattinson & Co. Ltd.	530,827	9,790,364
Wesfarmers Ltd.	2,780,511	94,045,889
Westpac Banking Corp.	8,583,496	147,037,909
WiseTech Global Ltd.	360,019	10,877,277
Woodside Energy Group Ltd.	4,614,356	98,550,019
Woolworths Group Ltd.	2,971,324	73,886,644
TOTAL AUSTRALIA		2,931,923,051
Austria - 0.2%
Erste Group Bank AG	842,971	26,319,206
OMV AG	361,059	21,086,250
Verbund AG	166,941	16,604,688
Voestalpine AG	284,530	8,332,872
TOTAL AUSTRIA		72,343,016
Bailiwick of Jersey - 0.9%
Experian PLC	2,260,727	75,626,408
Ferguson PLC	536,189	64,403,126
Glencore Xstrata PLC	24,243,549	159,900,352
WPP PLC	2,800,310	32,510,137
TOTAL BAILIWICK OF JERSEY		332,440,023
Belgium - 0.8%
Ageas	398,092	20,039,457
Anheuser-Busch InBev SA NV	2,129,470	120,039,574
D'ieteren Group	61,012	9,543,267
ELIA GROUP SA/NV	75,740	12,464,927
Groupe Bruxelles Lambert SA	249,162	22,993,257
KBC Group NV	613,228	38,332,172
Proximus	372,922	6,435,633
Sofina SA	37,786	8,899,996
Solvay SA Class A	181,699	17,770,236
UCB SA	309,957	27,339,096
Umicore SA	513,471	22,795,615
Warehouses de Pauw	364,669	13,443,780
TOTAL BELGIUM		320,097,010
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,544,450	10,342,651
Hongkong Land Holdings Ltd.	2,799,043	12,987,560
Jardine Matheson Holdings Ltd.	525,157	30,480,112
TOTAL BERMUDA		53,810,323
Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	4,220,800	11,214,660
Chow Tai Fook Jewellery Group Ltd.	4,903,200	8,485,250
CK Asset Holdings Ltd.	4,913,023	32,086,914
CK Hutchison Holdings Ltd.	6,580,425	46,613,254
ESR Cayman Ltd. (a)(b)	4,932,800	14,615,098
Futu Holdings Ltd. ADR (a)(c)	145,621	5,345,747
Grab Holdings Ltd. (a)(c)	2,661,160	7,078,686
Sands China Ltd. (a)	5,952,400	11,374,711
Sea Ltd. ADR (a)	879,028	72,660,454
SITC International Holdings Co. Ltd.	3,288,000	12,402,488
WH Group Ltd. (b)	20,446,000	15,685,202
Wharf Real Estate Investment Co. Ltd.	4,093,585	19,770,985
Xinyi Glass Holdings Ltd.	4,434,000	11,266,944
TOTAL CAYMAN ISLANDS		268,600,393
Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	7,699	22,242,037
Series B	13,103	38,396,799
Carlsberg A/S Series B	246,149	31,331,490
Chr. Hansen Holding A/S	258,604	19,390,122
Coloplast A/S Series B	291,255	34,629,679
Danske Bank A/S	1,691,011	27,671,688
Demant A/S (a)	235,483	10,367,593
DSV A/S	470,714	77,402,727
Genmab A/S (a)	161,156	49,138,528
GN Store Nord A/S	321,820	12,701,252
Novo Nordisk A/S Series B	4,128,400	458,461,145
Novozymes A/S Series B	503,642	31,970,694
ORSTED A/S (b)	463,780	52,272,374
Pandora A/S	232,906	18,807,651
Rockwool International A/S Series B	21,808	6,072,070
Tryg A/S	882,736	20,578,512
Vestas Wind Systems A/S	2,475,828	63,238,243
TOTAL DENMARK		974,672,604
Finland - 1.1%
Elisa Corp. (A Shares)	348,708	19,728,533
Fortum Corp.	1,088,888	20,106,382
Kesko Oyj	669,618	16,764,011
Kone OYJ (B Shares)	833,288	42,553,423
Neste OYJ	1,037,205	47,557,219
Nokia Corp.	13,266,908	66,678,441
Nordea Bank ABP	8,112,556	82,421,864
Orion Oyj (B Shares)	260,754	10,693,420
Sampo Oyj (A Shares)	1,222,721	55,236,401
Stora Enso Oyj (R Shares)	1,351,196	26,132,135
UPM-Kymmene Corp.	1,308,526	46,343,299
Wartsila Corp.	1,160,553	9,825,259
TOTAL FINLAND		444,040,387
France - 9.8%
Accor SA (a)	417,285	13,730,660
Aeroports de Paris SA (a)	72,785	10,872,950
Air Liquide SA	809,350	141,772,122
Alstom SA	777,922	21,305,649
Amundi SA (b)	149,466	8,688,867
Arkema SA	145,698	17,604,406
AXA SA (c)	4,749,447	120,169,901
bioMerieux SA	101,563	10,674,327
BNP Paribas SA (c)	2,723,520	155,882,329
Bollore SA	2,167,821	11,543,231
Bouygues SA	562,658	19,407,853
Bureau Veritas SA	720,873	20,794,510
Capgemini SA	401,509	77,802,717
Carrefour SA	1,521,772	31,213,285
CNP Assurances	419,362	9,409,307
Compagnie de St. Gobain	1,220,466	72,341,675
Compagnie Generale des Etablissements Michelin SCA Series B	415,806	54,208,329
Covivio	115,937	8,451,117
Credit Agricole SA (c)	3,053,343	33,808,429
Danone SA	1,601,651	94,237,181
Dassault Aviation SA	61,404	10,395,626
Dassault Systemes SA	1,635,151	68,943,922
Edenred SA	611,319	30,136,447
EDF SA (a)	200,740	1,779,636
EDF SA (c)	1,374,241	12,183,163
EDF SA:
rights (a)(d)	200,740	72,841
rights 6/7/22 (a)(c)(d)	1,551,006	466,223
Eiffage SA	204,221	20,192,138
Engie SA	4,477,827	60,070,411
EssilorLuxottica SA (c)	704,973	113,561,405
EssilorLuxottica SA rights 6/15/22 (a)(d)	703,037	1,894,411
Eurazeo SA	106,826	8,245,711
Gecina SA	112,637	13,228,807
Getlink SE	1,078,720	20,758,223
Hermes International SCA	77,645	92,524,926
Ipsen SA	92,467	9,251,773
Kering SA	183,421	100,887,421
Klepierre SA	527,460	12,015,924
L'Oreal SA (a)	201,944	71,328,945
L'Oreal SA	388,743	137,308,501
La Francaise des Jeux SAEM (b)	257,545	9,383,983
Legrand SA	655,685	56,707,040
LVMH Moet Hennessy Louis Vuitton SE	680,615	439,422,891
Orange SA	4,891,121	61,229,427
Pernod Ricard SA	513,621	100,630,102
Publicis Groupe SA	559,258	30,634,204
Remy Cointreau SA (c)	56,398	10,371,542
Renault SA (a)(c)	471,252	12,998,230
Safran SA	837,955	86,821,474
Sanofi SA	2,788,013	297,451,430
Sartorius Stedim Biotech	67,798	23,371,117
Schneider Electric SA	1,325,310	184,074,681
SEB SA	61,051	6,501,697
Societe Generale Series A	1,949,709	52,539,835
Sodexo SA (a)	84,696	6,313,859
Sodexo SA	132,208	9,855,751
Teleperformance	144,003	47,723,297
Thales SA	261,604	31,945,630
TotalEnergies SE	6,078,285	359,731,801
Ubisoft Entertainment SA (a)	230,160	12,100,219
Valeo SA	505,500	11,206,332
Veolia Environnement SA	1,629,699	45,609,182
VINCI SA	1,308,176	126,239,157
Vivendi SA	1,766,563	21,090,281
Wendel SA	65,823	6,766,105
Worldline SA (a)(b)	584,462	23,915,232
TOTAL FRANCE		3,793,799,798
Germany - 7.2%
adidas AG	423,864	84,208,056
Allianz SE	1,001,391	210,205,855
BASF AG	2,251,777	124,356,109
Bayer AG	2,408,548	172,326,912
Bayerische Motoren Werke AG (BMW)	811,731	70,522,250
Bechtle AG	200,789	8,954,239
Beiersdorf AG	247,125	25,649,438
Brenntag SE	378,778	29,308,543
Carl Zeiss Meditec AG	98,674	13,161,985
Commerzbank AG (a)	2,609,778	22,632,352
Continental AG	269,688	20,721,044
Covestro AG (b)	473,656	21,711,504
Daimler Truck Holding AG (a)	1,109,669	34,583,008
Delivery Hero AG (a)(b)(c)	399,957	15,345,821
Deutsche Bank AG	5,066,978	56,430,973
Deutsche Borse AG	465,811	78,285,669
Deutsche Lufthansa AG (a)(c)	1,465,449	10,738,887
Deutsche Post AG	2,430,178	100,569,636
Deutsche Telekom AG	7,946,242	163,498,761
E.ON AG	5,504,223	56,186,833
Evonik Industries AG	514,108	13,759,382
Fresenius Medical Care AG & Co. KGaA	502,838	30,674,928
Fresenius SE & Co. KGaA	1,026,934	35,222,276
Fresenius SE & Co. KGaA rights (a)(d)	1,009,208	996,760
GEA Group AG	376,126	15,000,801
Hannover Reuck SE	147,830	22,599,292
HeidelbergCement AG (c)	355,043	20,735,658
HelloFresh AG (a)	405,121	15,056,849
Henkel AG & Co. KGaA	254,770	17,199,369
Infineon Technologies AG	3,201,645	99,773,482
KION Group AG	176,908	8,673,627
Knorr-Bremse AG	177,842	12,156,502
LEG Immobilien AG	178,576	18,377,346
LEG Immobilien AG rights (a)	178,151	778,404
Mercedes-Benz Group AG (Germany)	1,967,140	140,177,293
Merck KGaA	316,855	59,742,644
MTU Aero Engines AG	131,006	25,856,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	343,472	84,275,836
Nemetschek Se	141,582	10,101,611
Puma AG	258,837	19,234,470
Rational AG	12,544	8,147,300
Rheinmetall AG	106,791	21,587,743
RWE AG	1,574,954	69,322,466
SAP SE	2,560,070	256,639,359
Scout24 AG (b)(c)	196,621	12,171,015
Siemens AG	1,875,503	247,572,023
Siemens Energy AG (c)	1,068,882	20,580,381
Siemens Healthineers AG (b)	691,362	41,547,066
Symrise AG	325,537	35,972,385
Telefonica Deutschland Holding AG	2,552,386	8,107,997
Uniper SE	224,300	5,788,766
United Internet AG	237,809	7,796,857
Volkswagen AG	72,345	16,398,375
Vonovia SE	1,713,542	65,360,733
Zalando SE (a)(b)	546,040	22,216,801
TOTAL GERMANY		2,809,000,610
Hong Kong - 2.2%
AIA Group Ltd.	29,658,200	307,264,427
BOC Hong Kong (Holdings) Ltd.	9,072,066	34,856,100
CLP Holdings Ltd.	4,026,157	40,147,669
Galaxy Entertainment Group Ltd.	5,344,000	28,500,153
Hang Lung Properties Ltd.	4,963,423	9,275,594
Hang Seng Bank Ltd.	1,874,901	32,756,770
Henderson Land Development Co. Ltd.	3,560,381	15,086,539
Hong Kong & China Gas Co. Ltd.	27,448,640	31,061,260
Hong Kong Exchanges and Clearing Ltd.	2,952,838	127,409,328
Link (REIT)	5,173,410	46,841,011
MTR Corp. Ltd.	3,795,842	20,485,512
New World Development Co. Ltd.	3,701,450	14,103,547
Power Assets Holdings Ltd.	3,401,176	22,213,053
Sino Land Ltd.	8,402,243	11,906,533
Sun Hung Kai Properties Ltd.	3,552,176	43,429,146
Swire Pacific Ltd. (A Shares)	1,220,384	7,404,401
Swire Properties Ltd.	2,868,400	7,018,208
Techtronic Industries Co. Ltd.	3,373,000	44,187,022
TOTAL HONG KONG		843,946,273
Ireland - 0.7%
CRH PLC	1,878,063	77,513,120
DCC PLC (United Kingdom)	241,785	17,092,171
Flutter Entertainment PLC (Ireland) (a)	409,098	50,001,458
James Hardie Industries PLC CDI	1,091,821	28,285,987
Kerry Group PLC Class A	390,211	40,383,022
Kingspan Group PLC (Ireland)	377,973	31,163,360
Smurfit Kappa Group PLC	603,304	24,456,284
TOTAL IRELAND		268,895,402
Isle of Man - 0.1%
Entain PLC (a)	1,438,264	26,556,303
Israel - 0.7%
Azrieli Group	104,047	7,801,017
Bank Hapoalim BM (Reg.)	3,112,750	28,816,201
Bank Leumi le-Israel BM	3,561,974	35,411,500
Check Point Software Technologies Ltd. (a)	253,092	31,656,747
CyberArk Software Ltd. (a)(c)	97,476	13,539,416
Elbit Systems Ltd. (Israel)	65,149	13,246,152
Icl Group Ltd.	1,735,595	19,351,801
Israel Discount Bank Ltd. (Class A)	3,032,703	17,181,418
Kornit Digital Ltd. (a)(c)	120,578	5,060,659
Mizrahi Tefahot Bank Ltd.	377,294	12,393,035
NICE Ltd. (a)	154,751	31,249,592
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,704,964	24,615,172
Tower Semiconductor Ltd. (a)	267,420	13,208,214
Wix.com Ltd. (a)(c)	139,632	8,798,212
ZIM Integrated Shipping Services Ltd.	205,613	13,091,380
TOTAL ISRAEL		275,420,516
Italy - 1.7%
Amplifon SpA	305,263	10,506,546
Assicurazioni Generali SpA	2,713,346	49,373,868
Atlantia SpA	1,214,714	29,432,549
DiaSorin SpA	61,724	8,117,315
Enel SpA	19,940,010	129,552,790
Eni SpA	6,187,728	93,717,114
FinecoBank SpA	1,495,253	21,140,864
Infrastrutture Wireless Italiane SpA (b)	823,922	9,168,065
Intesa Sanpaolo SpA	40,490,982	88,435,792
Mediobanca SpA	1,483,949	15,220,415
Moncler SpA	503,228	24,148,747
Nexi SpA (a)(b)	1,284,846	13,076,204
Poste Italiane SpA (b)	1,280,843	13,853,619
Prysmian SpA	624,523	20,153,927
Recordati SpA	256,350	11,470,525
Snam SpA	4,943,763	28,712,908
Telecom Italia SpA	24,428,490	7,812,433
Terna - Rete Elettrica Naziona	3,449,440	29,217,824
UniCredit SpA	5,184,779	60,792,104
TOTAL ITALY		663,903,609
Japan - 20.8%
Advantest Corp.	464,700	31,698,140
AEON Co. Ltd.	1,603,200	29,263,327
AGC, Inc.	473,935	17,827,381
Aisin Seiki Co. Ltd.	361,200	11,854,352
Ajinomoto Co., Inc.	1,144,366	27,736,487
Ana Holdings, Inc. (a)	391,600	7,728,740
Asahi Group Holdings	1,118,703	37,484,070
ASAHI INTECC Co. Ltd.	532,800	8,062,255
Asahi Kasei Corp.	3,075,627	24,849,708
Astellas Pharma, Inc.	4,564,400	72,897,665
Azbil Corp.	284,800	8,439,911
Bandai Namco Holdings, Inc.	489,850	36,384,695
Bridgestone Corp.	1,399,779	55,273,885
Brother Industries Ltd.	578,600	10,683,437
Canon, Inc.	2,452,444	62,281,866
Capcom Co. Ltd.	431,700	12,273,445
Central Japan Railway Co.	353,500	43,788,843
Chiba Bank Ltd.	1,299,574	6,756,730
Chubu Electric Power Co., Inc.	1,579,564	15,892,917
Chugai Pharmaceutical Co. Ltd.	1,646,575	45,014,334
Concordia Financial Group Ltd.	2,668,984	9,083,789
CyberAgent, Inc.	1,053,800	11,303,063
Dai Nippon Printing Co. Ltd.	544,421	12,456,392
Dai-ichi Mutual Life Insurance Co.	2,464,500	50,923,281
Daifuku Co. Ltd.	248,300	15,661,599
Daiichi Sankyo Kabushiki Kaisha	4,296,110	113,933,037
Daikin Industries Ltd.	610,794	98,219,729
Daito Trust Construction Co. Ltd.	152,063	13,465,788
Daiwa House Industry Co. Ltd.	1,470,084	35,405,729
Daiwa House REIT Investment Corp.	5,403	13,367,425
Daiwa Securities Group, Inc.	3,332,985	16,246,093
DENSO Corp.	1,062,438	65,114,444
Dentsu Group, Inc.	530,300	17,654,739
Disco Corp.	70,800	19,303,841
East Japan Railway Co.	741,200	37,998,350
Eisai Co. Ltd.	617,978	25,449,447
ENEOS Holdings, Inc.	7,523,500	30,288,012
FANUC Corp.	470,272	76,653,957
Fast Retailing Co. Ltd.	143,067	68,731,894
Fuji Electric Co. Ltd.	311,130	14,590,935
FUJIFILM Holdings Corp.	883,205	48,646,335
Fujitsu Ltd.	482,107	72,389,744
GLP J-REIT	10,458	13,460,913
GMO Payment Gateway, Inc.	103,200	8,561,588
Hakuhodo DY Holdings, Inc.	573,000	5,853,070
Hamamatsu Photonics K.K.	344,000	16,113,101
Hankyu Hanshin Holdings, Inc.	561,100	15,058,846
Hikari Tsushin, Inc.	50,300	5,704,587
Hirose Electric Co. Ltd.	74,877	10,422,930
Hitachi Construction Machinery Co. Ltd.	263,500	6,171,444
Hitachi Ltd.	2,373,754	123,165,856
Hitachi Metals Ltd. (a)	525,800	8,450,539
Honda Motor Co. Ltd.	3,996,860	99,522,526
Hoshizaki Corp.	133,100	7,888,709
Hoya Corp.	906,416	97,235,445
Hulic Co. Ltd.	941,500	7,708,401
Ibiden Co. Ltd.	276,300	10,162,586
Idemitsu Kosan Co. Ltd.	511,215	13,788,647
Iida Group Holdings Co. Ltd.	360,900	5,704,987
INPEX Corp.	2,549,700	32,715,289
Isuzu Motors Ltd.	1,429,500	16,775,957
ITO EN Ltd.	131,200	5,574,739
Itochu Corp.	2,914,186	83,594,955
ITOCHU Techno-Solutions Corp.	235,400	5,878,829
Japan Airlines Co. Ltd. (a)	353,700	6,482,918
Japan Exchange Group, Inc.	1,231,100	19,475,687
Japan Post Bank Co. Ltd.	1,011,200	7,737,072
Japan Post Holdings Co. Ltd.	6,004,300	44,844,285
Japan Post Insurance Co. Ltd.	489,700	8,087,173
Japan Real Estate Investment Corp.	3,056	15,169,022
Japan Retail Fund Investment Corp.	17,135	14,494,904
Japan Tobacco, Inc.	2,942,000	53,550,117
JFE Holdings, Inc.	1,205,075	14,825,014
JSR Corp.	443,516	14,056,358
Kajima Corp.	1,036,858	11,142,477
Kakaku.com, Inc.	327,100	6,494,486
Kansai Electric Power Co., Inc.	1,726,036	16,870,191
Kao Corp.	1,164,550	46,810,928
KDDI Corp.	3,954,300	137,950,075
Keio Corp.	252,082	8,420,751
Keisei Electric Railway Co.	338,200	8,826,774
Keyence Corp.	477,048	189,663,113
Kikkoman Corp.	356,449	18,878,293
Kintetsu Group Holdings Co. Ltd.	420,710	12,304,138
Kirin Holdings Co. Ltd.	2,016,756	31,196,172
Kobayashi Pharmaceutical Co. Ltd.	130,800	8,788,752
Kobe Bussan Co. Ltd.	368,900	8,954,927
Koei Tecmo Holdings Co. Ltd.	144,210	5,108,149
Koito Manufacturing Co. Ltd.	256,200	9,383,485
Komatsu Ltd.	2,266,545	56,352,305
Konami Holdings Corp.	228,700	15,475,981
Kose Corp.	81,700	7,412,561
Kubota Corp.	2,501,164	46,161,464
Kurita Water Industries Ltd.	256,400	9,928,566
Kyocera Corp.	786,904	44,230,004
Kyowa Hakko Kirin Co., Ltd.	661,989	14,262,054
Lasertec Corp.	184,900	26,762,379
LIXIL Group Corp.	729,759	13,939,312
M3, Inc.	1,081,700	31,110,747
Makita Corp.	549,200	15,029,569
Marubeni Corp.	3,835,944	40,213,442
Mazda Motor Corp.	1,394,100	11,844,758
McDonald's Holdings Co. (Japan) Ltd.	211,900	8,246,545
Meiji Holdings Co. Ltd.	280,758	13,833,347
Minebea Mitsumi, Inc.	890,000	16,511,476
Misumi Group, Inc.	697,300	15,800,086
Mitsubishi Chemical Holdings Corp.	3,138,975	18,701,454
Mitsubishi Corp.	3,096,102	106,852,483
Mitsubishi Electric Corp.	4,737,706	51,911,503
Mitsubishi Estate Co. Ltd.	2,899,723	43,115,325
Mitsubishi Heavy Industries Ltd.	785,725	29,980,375
Mitsubishi UFJ Financial Group, Inc.	29,306,330	166,723,825
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,618,400	7,706,367
Mitsui & Co. Ltd.	3,422,523	85,968,931
Mitsui Chemicals, Inc.	451,536	11,053,801
Mitsui Fudosan Co. Ltd.	2,234,677	48,864,247
Mitsui OSK Lines Ltd.	842,900	22,398,773
Mizuho Financial Group, Inc.	5,914,060	70,336,956
MonotaRO Co. Ltd.	614,500	9,012,126
MS&AD Insurance Group Holdings, Inc.	1,091,484	34,727,054
Murata Manufacturing Co. Ltd.	1,408,362	90,501,988
NEC Corp.	602,054	24,183,260
Nexon Co. Ltd.	1,212,100	29,875,918
NGK Insulators Ltd.	583,309	8,632,969
Nidec Corp.	1,096,368	73,307,348
Nihon M&A Center Holdings, Inc.	741,700	8,624,888
Nintendo Co. Ltd.	270,596	120,818,021
Nippon Building Fund, Inc.	3,753	20,407,038
Nippon Express Holdings, Inc.	188,754	10,963,934
Nippon Paint Holdings Co. Ltd.	2,034,100	15,137,047
Nippon Prologis REIT, Inc.	5,237	13,953,400
Nippon Sanso Holdings Corp.	424,700	7,996,837
Nippon Shinyaku Co. Ltd.	120,600	7,466,361
Nippon Steel & Sumitomo Metal Corp.	1,980,363	34,511,074
Nippon Telegraph & Telephone Corp.	2,930,400	89,530,771
Nippon Yusen KK	396,057	32,740,351
Nissan Chemical Corp.	315,500	17,735,967
Nissan Motor Co. Ltd.	5,691,248	22,122,277
Nisshin Seifun Group, Inc.	484,993	5,676,279
Nissin Food Holdings Co. Ltd.	153,323	10,028,195
Nitori Holdings Co. Ltd.	196,400	19,787,602
Nitto Denko Corp.	348,794	25,266,068
Nomura Holdings, Inc.	7,134,747	28,035,942
Nomura Real Estate Holdings, Inc.	290,900	7,287,470
Nomura Real Estate Master Fund, Inc.	10,404	13,561,123
Nomura Research Institute Ltd.	823,465	22,707,894
NTT Data Corp.	1,547,300	24,210,015
Obayashi Corp.	1,592,004	11,271,657
OBIC Co. Ltd.	170,900	25,329,335
Odakyu Electric Railway Co. Ltd.	722,700	9,535,546
Oji Holdings Corp.	1,989,552	8,758,317
Olympus Corp.	3,026,116	63,243,500
OMRON Corp.	455,060	26,117,756
Ono Pharmaceutical Co. Ltd.	906,700	23,974,885
Open House Group Co. Ltd.	200,800	8,376,090
Oracle Corp. Japan	94,300	5,728,248
Oriental Land Co. Ltd.	490,424	73,143,596
ORIX Corp.	2,930,580	55,714,515
Osaka Gas Co. Ltd.	919,405	17,233,904
Otsuka Corp.	279,500	8,869,053
Otsuka Holdings Co. Ltd.	957,300	31,894,938
Pan Pacific International Holdings Ltd.	933,100	14,316,137
Panasonic Holdings Corp.	5,414,373	49,679,969
Persol Holdings Co. Ltd.	435,200	8,475,134
Rakuten Group, Inc.	2,133,200	11,925,454
Recruit Holdings Co. Ltd.	3,534,200	127,917,489
Renesas Electronics Corp. (a)	3,097,600	36,179,493
Resona Holdings, Inc.	5,297,700	19,916,755
Ricoh Co. Ltd.	1,406,570	11,819,658
ROHM Co. Ltd.	214,644	17,707,067
SBI Holdings, Inc. Japan	600,960	12,216,665
SCSK Corp.	383,100	6,407,071
Secom Co. Ltd.	514,767	33,899,325
Seiko Epson Corp.	685,800	11,480,793
Sekisui Chemical Co. Ltd.	924,793	13,289,836
Sekisui House Ltd.	1,510,767	26,842,961
Seven & i Holdings Co. Ltd.	1,847,200	77,336,799
SG Holdings Co. Ltd.	706,500	12,737,690
Sharp Corp.	600,100	4,883,017
Shimadzu Corp.	580,700	21,358,718
SHIMANO, Inc.	180,400	31,624,003
SHIMIZU Corp.	1,353,216	7,190,634
Shin-Etsu Chemical Co. Ltd.	919,362	130,085,177
Shionogi & Co. Ltd.	649,291	34,590,645
Shiseido Co. Ltd.	980,650	41,134,105
Shizuoka Bank Ltd.	1,094,274	6,432,929
SMC Corp.	140,371	72,575,400
SoftBank Corp.	7,041,800	81,126,239
SoftBank Group Corp.	2,956,860	122,470,450
Sompo Holdings, Inc.	767,203	34,956,746
Sony Group Corp.	3,091,685	289,967,402
Square Enix Holdings Co. Ltd.	210,300	10,471,302
Subaru Corp.	1,508,600	26,187,542
Sumco Corp.	858,500	13,833,565
Sumitomo Chemical Co. Ltd.	3,652,734	15,098,816
Sumitomo Corp.	2,761,142	39,506,692
Sumitomo Electric Industries Ltd.	1,751,806	19,402,876
Sumitomo Metal Mining Co. Ltd.	606,032	25,339,782
Sumitomo Mitsui Financial Group, Inc.	3,201,000	98,173,140
Sumitomo Mitsui Trust Holdings, Inc.	828,072	25,045,795
Sumitomo Realty & Development Co. Ltd.	758,700	20,454,197
Suntory Beverage & Food Ltd.	340,900	12,750,484
Suzuki Motor Corp.	903,000	26,741,966
Sysmex Corp.	411,200	26,821,349
T&D Holdings, Inc.	1,299,600	15,013,338
Taisei Corp.	467,918	13,952,004
Takeda Pharmaceutical Co. Ltd.	3,685,127	105,894,969
TDK Corp.	953,175	32,735,745
Terumo Corp.	1,582,748	51,095,942
TIS, Inc.	554,200	14,529,266
Tobu Railway Co. Ltd.	462,959	10,381,773
Toho Co. Ltd.	274,354	10,813,179
Tokio Marine Holdings, Inc.	1,539,000	89,543,974
Tokyo Electric Power Co., Inc. (a)	3,742,818	13,975,945
Tokyo Electron Ltd.	366,118	167,822,761
Tokyo Gas Co. Ltd.	973,079	19,010,726
Tokyu Corp.	1,302,177	14,777,220
Toppan, Inc.	643,006	12,084,687
Toray Industries, Inc.	3,399,783	17,550,531
Toshiba Corp.	955,388	42,821,212
Tosoh Corp.	637,600	9,265,021
Toto Ltd.	347,092	11,690,588
Toyota Industries Corp.	359,486	23,177,332
Toyota Motor Corp.	25,999,015	432,537,005
Toyota Tsusho Corp.	520,800	19,879,878
Trend Micro, Inc.	327,760	19,269,306
Unicharm Corp.	989,340	33,945,302
USS Co. Ltd.	537,600	9,809,472
Welcia Holdings Co. Ltd.	231,300	4,662,473
West Japan Railway Co.	538,400	19,882,555
Yakult Honsha Co. Ltd.	314,466	17,319,019
Yamaha Corp.	344,443	14,164,273
Yamaha Motor Co. Ltd.	729,800	14,768,706
Yamato Holdings Co. Ltd.	714,532	12,357,615
Yaskawa Electric Corp.	588,400	20,397,286
Yokogawa Electric Corp.	559,800	10,018,437
Z Holdings Corp.	6,518,100	21,486,919
ZOZO, Inc.	305,600	6,516,270
TOTAL JAPAN		8,064,360,205
Luxembourg - 0.3%
ArcelorMittal SA:
rights (a)(d)	1,543,180	605,235
(Netherlands)	1,494,460	48,059,129
Aroundtown SA	2,449,349	11,475,132
Eurofins Scientific SA	329,932	30,751,513
Tenaris SA	1,157,699	19,298,944
TOTAL LUXEMBOURG		110,189,953
Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	62
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	6,499,000	6,219,733
HKT Trust/HKT Ltd. unit	9,286,760	12,781,248
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	288,835	20,307,061
TOTAL MULTI-NATIONAL		39,308,042
Netherlands - 5.3%
ABN AMRO Group NV GDR (b)	1,037,043	12,140,727
Adyen BV (a)(b)	53,127	82,275,955
AEGON NV	4,389,329	23,368,988
AerCap Holdings NV (a)	330,195	16,324,841
Airbus Group NV	1,445,394	169,394,117
Akzo Nobel NV	445,241	38,754,696
Argenx SE (a)	118,632	36,755,727
ASM International NV (Netherlands)	114,816	35,665,488
ASML Holding NV (Netherlands)	996,528	573,457,156
CNH Industrial NV	2,508,761	37,355,799
Davide Campari Milano NV	1,281,520	13,677,963
Euronext NV (b)	210,069	18,176,878
EXOR NV	265,880	19,609,417
Ferrari NV (Italy)	309,030	60,181,111
Heineken Holding NV	247,151	19,594,543
Heineken NV (Bearer)	635,467	64,004,529
IMCD NV	139,714	20,953,598
ING Groep NV (Certificaten Van Aandelen)	9,571,352	108,229,577
JDE Peet's BV	246,489	7,224,079
Just Eat Takeaway.com NV (a)(b)	447,966	9,969,293
Koninklijke Ahold Delhaize NV	2,563,738	70,695,931
Koninklijke DSM NV	428,512	72,362,570
Koninklijke DSM NV rights (a)(c)(d)	421,469	769,196
Koninklijke KPN NV	8,098,563	29,478,562
Koninklijke Philips Electronics NV	2,167,000	55,858,027
Koninklijke Philips Electronics NV rights (a)(c)(d)	2,212,179	2,018,652
NN Group NV	701,390	34,870,376
NN Group NV rights 6/8/22 (a)(c)(d)	661,259	1,107,436
OCI NV	258,295	9,095,197
Prosus NV	2,033,529	105,132,303
QIAGEN NV (Germany) (a)	565,909	26,008,428
Randstad NV	293,151	16,541,276
Stellantis NV (Italy)	5,376,087	80,420,055
STMicroelectronics NV (France)	1,675,590	67,092,421
Universal Music Group NV	1,778,296	39,880,883
Universal Music Group NV rights (a)(d)	1,749,579	375,652
Wolters Kluwer NV	643,594	63,662,321
TOTAL NETHERLANDS		2,042,483,768
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	3,068,918	14,957,808
Fisher & Paykel Healthcare Corp.	1,414,894	19,360,843
Mercury Nz Ltd.	1,670,248	5,985,835
Meridian Energy Ltd.	3,156,601	9,667,154
Spark New Zealand Ltd.	4,583,148	14,513,803
Xero Ltd. (a)	329,972	21,144,265
TOTAL NEW ZEALAND		85,629,708
Norway - 0.8%
Adevinta ASA Class B (a)	713,695	5,969,890
Aker BP ASA	309,004	13,444,632
DNB Bank ASA	2,280,560	46,250,280
Equinor ASA	2,396,001	90,920,510
Gjensidige Forsikring ASA	490,327	10,714,042
Kongsberg Gruppen ASA	219,217	7,811,929
Mowi ASA	1,014,215	26,479,001
Norsk Hydro ASA	3,297,082	26,456,615
Orkla ASA	1,841,359	14,491,826
Salmar ASA	144,401	10,723,018
Telenor ASA	1,715,482	23,687,565
Yara International ASA	405,922	21,030,949
TOTAL NORWAY		297,980,257
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	28
Energias de Portugal SA	6,805,688	34,134,783
Galp Energia SGPS SA Class B	1,228,911	16,174,586
Jeronimo Martins SGPS SA	694,259	14,213,286
TOTAL PORTUGAL		64,522,683
Singapore - 1.2%
Ascendas Real Estate Investment Trust	8,233,433	16,766,744
CapitaLand Investment Ltd.	6,378,210	18,389,058
CapitaMall Trust	12,961,577	20,718,845
City Developments Ltd.	1,003,200	6,048,270
DBS Group Holdings Ltd.	4,440,697	100,284,782
Genting Singapore Ltd.	14,825,059	8,440,237
Keppel Corp. Ltd.	3,570,700	17,957,099
Mapletree Commercial Trust	5,703,600	7,410,246
Mapletree Logistics Trust (REIT)	8,025,231	9,606,495
Oversea-Chinese Banking Corp. Ltd.	8,301,450	71,680,708
Singapore Airlines Ltd. (a)	3,284,962	13,283,230
Singapore Exchange Ltd.	2,101,800	14,620,017
Singapore Technologies Engineering Ltd.	3,827,661	11,482,564
Singapore Telecommunications Ltd.	20,243,927	38,269,969
United Overseas Bank Ltd.	2,893,260	62,318,968
UOL Group Ltd.	1,138,550	6,191,159
Venture Corp. Ltd.	679,200	8,883,810
Wilmar International Ltd.	4,709,600	14,334,537
TOTAL SINGAPORE		446,686,738
Spain - 2.4%
Acciona SA	60,520	11,662,339
ACS Actividades de Construccion y Servicios SA	541,808	15,355,771
Aena SME SA (a)(b)	183,873	28,051,461
Amadeus IT Holding SA Class A (a)	1,104,461	68,723,626
Banco Bilbao Vizcaya Argentaria SA	16,347,240	89,456,552
Banco Santander SA (Spain)	42,512,964	137,904,249
CaixaBank SA	10,868,981	39,342,118
Cellnex Telecom SA (b)	1,332,372	60,128,850
EDP Renovaveis SA	706,482	17,322,855
Enagas SA (c)	610,189	13,959,508
Endesa SA	778,703	17,246,197
Ferrovial SA	1,195,927	30,826,137
Grifols SA	731,301	15,379,878
Iberdrola SA	14,204,313	168,300,014
Industria de Diseno Textil SA	2,674,313	64,463,796
Naturgy Energy Group SA	356,571	10,771,902
Red Electrica Corporacion SA	994,899	20,603,144
Repsol SA	3,557,390	57,083,158
Siemens Gamesa Renewable Energy SA (a)	584,471	11,331,755
Telefonica SA	12,751,317	69,331,754
TOTAL SPAIN		947,245,064
Sweden - 3.2%
Alfa Laval AB (c)	719,848	19,429,951
ASSA ABLOY AB (B Shares)	2,457,271	60,574,403
Atlas Copco AB:
(A Shares)	6,585,247	73,728,711
(B Shares)	3,826,702	36,966,303
Boliden AB	670,550	28,130,836
Electrolux AB (B Shares) (c)	552,957	8,582,598
Embracer Group AB (a)(c)	1,566,102	14,211,414
Epiroc AB:
(A Shares)	1,615,658	31,329,127
(B Shares)	956,072	16,055,356
EQT AB	725,400	21,258,503
Ericsson (B Shares)	7,155,780	58,109,499
Essity AB (B Shares)	1,493,049	39,168,658
Evolution AB (b)	448,268	46,883,399
Fastighets AB Balder (a)	1,545,798	11,168,551
Getinge AB (B Shares)	560,780	16,250,415
H&M Hennes & Mauritz AB (B Shares) (c)	1,790,519	24,714,415
Hexagon AB (B Shares)	4,771,918	58,223,546
Holmen AB (B Shares)	229,995	11,803,613
Husqvarna AB (B Shares)	1,027,023	9,256,505
Industrivarden AB:
(A Shares)	319,686	8,281,894
(C Shares)	377,538	9,784,493
Indutrade AB	669,643	15,112,643
Investment AB Latour (B Shares)	362,971	8,908,928
Investor AB:
(A Shares) (c)	1,222,645	25,502,157
(B Shares)	4,466,727	83,709,253
Kinnevik AB (B Shares) (a)(c)	593,673	11,844,949
L E Lundbergforetagen AB	186,324	9,171,248
Lifco AB	571,501	11,756,619
Lundin Petroleum AB	490,688	23,765,780
Nibe Industrier AB (B Shares)	3,715,446	32,376,211
Sagax AB	466,629	12,709,804
Sandvik AB (c)	2,614,004	53,732,827
Securitas AB (B Shares)	767,668	8,186,876
Sinch AB (a)(b)(c)	1,367,297	6,604,109
Skandinaviska Enskilda Banken AB (A Shares)	3,990,075	44,043,855
Skanska AB (B Shares)	834,060	14,382,185
SKF AB (B Shares)	939,841	16,647,515
Svenska Cellulosa AB SCA (B Shares)	1,485,380	26,898,505
Svenska Handelsbanken AB (A Shares) (c)	3,575,916	35,240,425
Swedbank AB (A Shares)	2,220,214	33,520,329
Swedish Match Co. AB	3,873,587	40,035,869
Swedish Orphan Biovitrum AB (a)	414,113	8,658,848
Tele2 AB (B Shares)	1,391,601	17,021,052
Telia Co. AB	6,517,091	26,723,085
Volvo AB:
(A Shares)	490,927	8,988,142
(B Shares)	3,699,622	64,887,430
Volvo Car AB	1,460,943	12,049,924
TOTAL SWEDEN		1,256,390,758
Switzerland - 9.7%
ABB Ltd. (Reg.)	4,026,860	124,166,350
Adecco SA (Reg.)	395,592	15,379,093
Alcon, Inc. (Switzerland)	1,225,083	91,702,418
Bachem Holding AG (B Shares)	75,981	5,960,770
Baloise Holdings AG	112,285	19,080,958
Barry Callebaut AG	8,747	19,168,259
Clariant AG (Reg.)	528,966	10,124,912
Coca-Cola HBC AG	493,391	10,864,592
Compagnie Financiere Richemont SA Series A	1,279,755	142,424,271
Credit Suisse Group AG	6,498,672	45,538,689
Ems-Chemie Holding AG	17,202	14,723,563
Geberit AG (Reg.)	87,951	48,211,672
Givaudan SA (c)	22,637	83,118,759
Holcim AG	1,359,031	67,383,118
Julius Baer Group Ltd.	542,362	28,010,576
Kuehne & Nagel International AG	133,220	35,110,525
Lindt & Spruengli AG	266	27,565,054
Lindt & Spruengli AG (participation certificate)	2,619	26,321,059
Logitech International SA (Reg.)	424,395	25,883,140
Lonza Group AG	182,570	110,072,512
Nestle SA (Reg. S)	6,901,359	844,155,113
Novartis AG	5,371,486	487,944,781
Partners Group Holding AG	55,640	59,717,869
Roche Holding AG:
(Bearer)	65,392	25,537,785
(participation certificate)	1,722,429	586,988,537
Schindler Holding AG:
(participation certificate)	99,823	20,465,172
(Reg.)	57,557	11,496,999
SGS SA (Reg.)	15,619	38,754,400
Sika AG	356,642	98,999,865
Sonova Holding AG	131,644	46,525,559
Straumann Holding AG	273,234	34,858,246
Swatch Group AG (Bearer)	70,941	18,223,376
Swatch Group AG (Bearer) (Reg.)	128,988	6,266,515
Swiss Life Holding AG	77,297	43,757,580
Swiss Prime Site AG	188,086	18,922,330
Swiss Re Ltd.	739,469	60,979,519
Swisscom AG	63,500	37,522,727
Temenos Group AG	155,755	15,127,331
UBS Group AG	8,623,149	162,223,440
VAT Group AG (b)	66,194	19,612,526
Vifor Pharma AG	111,550	19,461,940
Zurich Insurance Group Ltd.	368,874	168,934,929
TOTAL SWITZERLAND		3,777,286,829
United Kingdom - 14.1%
3i Group PLC	2,386,019	38,157,222
Abrdn PLC	5,346,343	13,137,007
Admiral Group PLC	440,640	12,343,218
Anglo American PLC (United Kingdom)	3,116,358	153,523,009
Antofagasta PLC	966,785	17,999,581
Ashtead Group PLC	1,090,526	57,069,355
Associated British Foods PLC	873,404	19,007,259
AstraZeneca PLC (United Kingdom)	3,798,616	502,039,528
Auto Trader Group PLC (b)	2,317,079	17,237,148
Aveva Group PLC	295,690	8,487,805
Aviva PLC	6,936,164	37,583,119
BAE Systems PLC	7,713,973	73,577,065
Barclays PLC	41,080,966	87,568,006
Barratt Developments PLC	2,506,926	15,946,518
Berkeley Group Holdings PLC	274,775	14,542,247
BP PLC	47,740,080	259,446,969
British American Tobacco PLC (United Kingdom)	5,337,440	235,408,689
British Land Co. PLC	2,158,660	14,296,990
BT Group PLC	17,035,208	40,195,208
Bunzl PLC	827,181	28,841,293
Burberry Group PLC	980,080	21,155,530
Compass Group PLC	4,374,346	98,056,854
Croda International PLC	342,049	29,783,202
Diageo PLC	5,676,616	263,742,823
GSK PLC	12,463,120	271,700,824
Halma PLC	930,753	26,142,645
Hargreaves Lansdown PLC	872,144	9,418,333
Hikma Pharmaceuticals PLC	425,662	9,110,358
HSBC Holdings PLC (United Kingdom)	49,651,113	332,476,023
Imperial Brands PLC	2,213,553	49,942,383
Informa PLC (a)	3,665,598	25,173,659
InterContinental Hotel Group PLC	451,141	28,068,930
Intertek Group PLC	395,677	23,109,766
J Sainsbury PLC	4,289,589	12,345,731
JD Sports Fashion PLC	6,322,939	9,772,182
Johnson Matthey PLC	459,362	12,213,567
Kingfisher PLC	5,024,972	16,688,008
Land Securities Group PLC	1,726,957	16,686,630
Legal & General Group PLC	14,637,364	47,900,477
Lloyds Banking Group PLC	174,047,049	98,932,284
London Stock Exchange Group PLC	806,720	75,277,522
M&G PLC	6,374,029	17,356,966
Melrose Industries PLC	10,719,611	18,289,537
Mondi PLC	1,190,402	23,077,893
National Grid PLC	8,935,999	131,829,153
NatWest Group PLC	13,776,517	39,673,142
Next PLC	324,272	26,470,089
NMC Health PLC (a)	250,069	101
Ocado Group PLC (a)	1,197,722	14,048,094
Pearson PLC	1,670,826	15,901,964
Persimmon PLC	782,607	21,468,770
Phoenix Group Holdings PLC	1,837,888	14,766,323
Prudential PLC	6,733,210	87,800,125
Reckitt Benckiser Group PLC	1,752,503	135,278,432
RELX PLC (London Stock Exchange)	4,740,396	135,928,845
Rentokil Initial PLC	4,558,410	29,076,393
Rio Tinto PLC	2,754,169	199,838,171
Rolls-Royce Holdings PLC (a)	20,514,313	22,405,401
Sage Group PLC	2,495,602	20,648,153
Schroders PLC	304,542	11,366,775
Segro PLC	2,947,982	41,159,454
Severn Trent PLC	613,614	22,539,217
Shell PLC:
rights (a)(d)	18,830,112	4,707,528
(London)	18,653,245	551,687,756
Smith & Nephew PLC	2,156,345	35,177,728
Smiths Group PLC	949,111	18,597,408
Spirax-Sarco Engineering PLC	180,497	24,029,487
SSE PLC	2,613,100	58,358,835
St. James's Place PLC	1,325,559	21,614,159
Standard Chartered PLC (United Kingdom)	6,392,159	50,810,813
Taylor Wimpey PLC	8,945,520	14,665,197
Tesco PLC	18,712,496	61,029,513
Unilever PLC	6,278,561	303,326,575
United Utilities Group PLC	1,671,743	22,284,735
Vodafone Group PLC	66,046,054	108,739,887
Whitbread PLC	495,231	16,992,625
TOTAL UNITED KINGDOM		5,445,050,211
United States of America - 0.1%
Coca-Cola European Partners PLC	503,439	26,747,714
TOTAL COMMON STOCKS (Cost $32,899,497,765)		36,683,331,310

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.2%
Air Liquide SA (a)	355,967	62,353,984
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	141,553	11,070,594
Henkel AG & Co. KGaA	436,791	29,902,991
Porsche Automobil Holding SE (Germany)	375,407	30,748,376
Sartorius AG (non-vtg.)	59,663	24,057,636
Volkswagen AG	454,987	75,936,098
TOTAL GERMANY		171,715,695
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $188,847,084)		234,069,679

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $39,697,399)	40,000,000	39,557,363

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (h)	1,470,004,433	1,470,298,434
Fidelity Securities Lending Cash Central Fund 0.82% (h)(i)	280,793,534	280,821,613
TOTAL MONEY MARKET FUNDS (Cost $1,751,120,047)		1,751,120,047

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $34,879,162,295)	38,708,078,399
NET OTHER ASSETS (LIABILITIES) - 0.1% (j)	46,435,467
NET ASSETS - 100.0%	38,754,513,866

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18,103	Jun 2022	1,843,790,550	55,563,095	55,563,095

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,945,857 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,557,363.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $65,100,564 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,172,807,446	2,022,711,646	1,725,220,658	1,035,440	-	-	1,470,298,434	2.8%
Fidelity Securities Lending Cash Central Fund 0.82%	131,263,315	489,300,829	339,742,531	505,087	-	-	280,821,613	0.7%
Total	1,304,070,761	2,512,012,475	2,064,963,189	1,540,527	-	-	1,751,120,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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